15 Trade and other receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Trade and other receivables
15	Trade and other receivables

	2020 £’000	2019 £’000	2018 £’000
Trade receivables	95	22	89
Prepayments	258	151	139
Other receivables	219	3,444	1,564
Total trade and other receivables	572	3,617	1,792
Less: non-current portion (rental deposit and on bond)	–	(2,625)	(469)
Current portion	572	992	1,323

Trade and other receivables do not contain any impaired assets. The Group does not hold any collateral as security and the maximum exposure to credit risk at the consolidated statement of financial position date is the fair value of each class of receivable.

Book values approximate to fair value at 31 December 2020, 2019 and 2018.

During 2019 a cash-backed guarantee was provided to the Spanish Government in relation to a loan provided to the Group under its Reindustrialization programme, see note 19. As a result of the closure of Midatech Pharma (España) SL during 2020 the cash-back guarantee was released on the repayment of the loan to the Spanish Government.